UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05041
CREDIT SUISSE CAPITAL APPRECIATION FUND
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse Capital Appreciation Fund
Schedule of Investments
January 31, 2005 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.2%)
Aerospace & Defense (3.5%)
L-3 Communications Holdings, Inc.	91,000	$6,498,310
United Technologies Corp.	79,200	7,973,856
		14,472,166

Auto Components (1.1%)
Autoliv, Inc.	102,100	4,814,015

Biotechnology (7.3%)
Biogen Idec, Inc.*	110,000	7,145,600
Genentech, Inc.*	157,200	7,500,012
Genzyme Corp.*	122,500	7,130,725
Gilead Sciences, Inc.*	259,300	8,582,830
		30,359,167

Chemicals (5.8%)
Dow Chemical Co.	82,900	4,120,130
Du Pont (E. I.) de Nemours & Co.	236,300	11,238,428
Monsanto Co.	161,600	8,747,408
		24,105,966

Commercial Services & Supplies (2.0%)
Automatic Data Processing, Inc.	189,300	8,230,764

Communications Equipment (8.3%)
Avaya, Inc.*	268,600	3,854,410
Cisco Systems, Inc.*	378,700	6,831,748
Comverse Technology, Inc.*	233,800	5,225,430
Corning, Inc.*	684,200	7,485,148
Motorola, Inc.	358,700	5,645,938
Qualcomm, Inc.	155,900	5,805,716
		34,848,390

Computers & Peripherals (7.0%)
Avid Technology, Inc.*§	56,100	3,537,105
Dell, Inc.*	130,000	5,428,800
EMC Corp.*	462,200	6,054,820
Lexmark International, Inc. Class A*	44,200	3,684,070
NCR Corp.*	246,000	8,408,280
Sun Microsystems, Inc.*	509,700	2,222,292
		29,335,367

Diversified Financials (6.3%)
Capital One Financial Corp.	202,700	15,867,356
Countrywide Financial Corp.	277,300	10,260,100
		26,127,456

	Number of Shares	Value

Energy Equipment & Services (1.4%)
BJ Services Co.	126,000	6,054,300
Bonneville Pacific Corp.*^	16,883	1
		6,054,301

Food & Drug Retailing (1.3%)
Whole Foods Market, Inc.	61,800	5,526,156

Food Products (1.0%)
Sara Lee Corp.	179,700	4,219,356

Healthcare Equipment & Supplies (5.3%)
Dade Behring Holdings, Inc.	73,500	4,200,525
Guidant Corp.	62,200	4,508,878
INAMED Corp.*	57,600	3,985,920
St. Jude Medical, Inc.*	237,200	9,317,216
		22,012,539

Healthcare Providers & Services (1.7%)
WellPoint, Inc.*	58,800	7,144,200

Hotels, Restaurants & Leisure (1.4%)
Starbucks Corp.*	111,300	6,010,200

Industrial Conglomerates (6.6%)
General Electric Co.	361,100	13,046,543
Tyco International, Ltd.	400,300	14,466,842
		27,513,385

Internet & Catalog Retail (2.3%)
eBay, Inc.*	119,600	9,747,400

Internet Software & Services (5.4%)
McAfee, Inc.*	197,500	5,105,375
VeriSign, Inc.*	229,700	5,935,448
Yahoo!, Inc.*	332,600	11,710,846
		22,751,669

Machinery (3.1%)
Caterpillar, Inc.	25,900	2,307,690
Danaher Corp.	194,000	10,646,720
		12,954,410

Media (6.5%)
E.W. Scripps Co. Class A§	85,100	3,945,236
Getty Images, Inc.*§	71,700	4,997,490
News Corp. Class A	269,142	4,575,414
Time Warner, Inc.*	502,500	9,045,000
Viacom, Inc. Class B	121,892	4,551,448
		27,114,588

	Number of Shares	Value

Metals & Mining (1.4%)
Newmont Mining Corp.	137,800	5,731,102

Multiline Retail (0.9%)
Wal-Mart Stores, Inc.	72,000	3,772,800

Oil & Gas (2.1%)
XTO Energy, Inc.	240,775	8,646,230

Personal Products (1.1%)
Avon Products, Inc.	110,300	4,656,866

Pharmaceuticals (5.2%)
Schering-Plough Corp.	685,600	12,724,736
Sepracor, Inc.*§	155,300	8,880,054
		21,604,790

Semiconductor Equipment & Products (1.0%)
Applied Materials, Inc.*	257,500	4,094,250

Software (5.7%)
Macromedia, Inc.*	239,000	8,183,360
Microsoft Corp.	588,200	15,457,896
		23,641,256

Specialty Retail (3.5%)
Best Buy Company, Inc.	115,200	6,196,608
The Gap, Inc.	377,300	8,304,373
		14,500,981

TOTAL COMMON STOCKS (Cost $352,673,528)		409,989,770

SHORT-TERM INVESTMENTS (5.8%)
State Street Navigator Prime Fund§§	11,922,995	11,922,995

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$12,362	12,362,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,284,995)		24,284,995

TOTAL INVESTMENTS AT VALUE (104.0%) (Cost $376,958,523)		434,274,765

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.0%)		(16,771,796)

NET ASSETS (100.0%)		$417,502,969

*                           Non-income producing security.

^                            Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of the Board of Trustees.

§                           Security or portion thereof is out on loan.

§§                    Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which was has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $376,958,523, $75,696,064, $(18,379,822) and $57,316,242, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL APPRECIATION FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005